UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. James Investment Company
Address: 2716 Fairmount Street
         Dallas, Texas  75201

13F File Number:  028-14071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Amy Burson
Title:     Chief Compliance Officer
Phone:     214-484-7250

Signature, Place, and Date of Signing:

 /s/   Amy Burson     Dallas, Texas/USA     July 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $454,326 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      230     2430 SH       SOLE                     2430        0        0
ANNALY CAP MGMT INC            COM              035710409     1571    87086 SH       SOLE                    23742        0    63344
AUTOMATIC DATA PROCESSING IN   COM              053015103      211     4000 SH       SOLE                     4000        0        0
BECTON DICKINSON & CO          COM              075887109    23816   276385 SH       SOLE                    94181        0   182204
BERKLEY W R CORP               COM              084423102    16575   510956 SH       SOLE                   186825        0   324131
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      631     8150 SH       SOLE                     4500        0     3650
CHEVRON CORP NEW               COM              166764100      257     2500 SH       SOLE                     2500        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205      201     2450 SH       SOLE                     2450        0        0
DORCHESTER MINERALS LP         COM UNIT         25820R105     2329    86540 SH       SOLE                    26244        0    60296
ENCANA CORP                    COM              292505104    12316   399990 SH       SOLE                   149354        0   250636
ENTERPRISE PRODS PARTNERS L    COM              293792107      451    10436 SH       SOLE                     9936        0      500
EXELON CORP                    COM              30161N101    35905   838124 SH       SOLE                   279270        0   558854
EXXON MOBIL CORP               COM              30231G102    24465   300628 SH       SOLE                   162267        0   138361
HUGOTON RTY TR TEX             UNIT BEN INT     444717102    11585   509452 SH       SOLE                   184957        0   324495
ISHARES TR                     BARCLYS 1-3 YR   464287457      420     4980 SH       SOLE                     4980        0        0
JOHNSON & JOHNSON              COM              478160104    39994   601230 SH       SOLE                   238294        0   362936
KRAFT FOODS INC                CL A             50075N104    20576   584039 SH       SOLE                   211688        0   372351
MEDTRONIC INC                  COM              585055106    23995   622756 SH       SOLE                   225497        0   397259
MICROSOFT CORP                 COM              594918104    34155  1313660 SH       SOLE                   444032        0   869628
MOLSON COORS BREWING CO        CL B             60871R209    19820   442994 SH       SOLE                   142739        0   300255
NOVARTIS A G                   SPONSORED ADR    66987V109    24775   405409 SH       SOLE                   176188        0   229221
PAYCHEX INC                    COM              704326107    18406   599162 SH       SOLE                   217544        0   381618
PFIZER INC                     COM              717081103      295    14320 SH       SOLE                    14320        0        0
PROCTER & GAMBLE CO            COM              742718109    35006   550675 SH       SOLE                   184925        0   365750
PROSPECT CAPITAL CORPORATION   COM              74348T102      140    13866 SH       SOLE                        0        0    13866
SPECTRA ENERGY CORP            COM              847560109     3349   122181 SH       SOLE                    54459        0    67722
SPROTT PHYSICAL GOLD TRUST     UNIT             85207H104      627    48080 SH       SOLE                    10650        0    37430
SYSCO CORP                     COM              871829107    20508   657722 SH       SOLE                   229423        0   428299
TRANSCANADA CORP               COM              89353D107     9871   225166 SH       SOLE                    39619        0   185547
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      355     4375 SH       SOLE                     4375        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    12910   346761 SH       SOLE                   207622        0   139139
WAL MART STORES INC            COM              931142103    31369   590315 SH       SOLE                   179434        0   410881
WALGREEN CO                    COM              931422109     9188   216381 SH       SOLE                   131497        0    84884
WASTE MGMT INC DEL             COM              94106L109      265     7105 SH       SOLE                     7105        0        0
WESTERN UN CO                  COM              959802109    17759   886606 SH       SOLE                   319857        0   566749